Shareholder Report, Line Graph (Details) 191746_Vest 2 Year Interest Rate Hedge ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	Jan. 10, 2024	Sep. 30, 2025
Vest 2 Year Interest Rate Hedge ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Vest 2 Year Interest Rate Hedge ETF NAV
Accumulated Value	$ 9,679	$ 10,000	$ 10,280
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,544	10,000	$ 10,848
ICE U.S. Treasury 1-3 Year Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			ICE U.S. Treasury 1-3 Year Bond Total Return Index
Accumulated Value	$ 10,421	$ 10,000	$ 10,824